Investment in equity securities	12 Months Ended
Dec. 31, 2024
Investment in equity securities [Abstract]
Investment in equity securities
13.	Investment in equity securities

A summary of the movement in listed equity securities for the years ended December 31, 2023 and 2024 is presented in the table below:

Equity securities
Balance December 31, 2022	$—
Equity securities acquired	72,211,450
Proceeds from sale of equity securities	(258,999)
Gain on sale of equity securities	2,636
Unrealized gain on equity securities revalued at fair value at end of the period	5,134,013
Balance December 31, 2023	$77,089,100
Equity securities acquired	59,903,362
Proceeds from sale of equity securities	(52,940,067)
Net loss on sale of equity securities	(99,238)
Realized foreign exchange loss	(169,881)
Unrealized loss on equity securities revalued at fair value at end of the period	(14,639,422)
Unrealized foreign exchange loss	(24,844)
Balance December 31, 2024	$69,119,010

On June 30, 2023, the Company filed a Schedule 13G, reporting that it held 1,391,500 shares of common stock of Eagle Bulk Shipping Inc. (“Eagle”), representing 14.99% of the issued and outstanding shares of common stock of Eagle as of June 23, 2023. On December 11, 2023, Star Bulk Carriers Corp. (“Star Bulk”) and Eagle announced that they had entered into a definitive agreement to combine in an all-stock merger. On April 5, 2024 the merger terms were approved by the shareholders of Eagle and on April 9, 2024 the merger was completed. Under the terms of the merger agreement, each Eagle shareholder received 2.6211 shares of Star Bulk common stock for each share of Eagle common stock owned.

In the years ended December 31, 2022, 2023 and 2024, the Company received dividends of $24,528, $1,312,222 and $6,692,418, respectively, from its investments in listed equity securities.